Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Servicing Assets at Fair Value [Line Items]
Prepaid expenses	$ 587	$ 479
Servicing assets	1,800	2,086	$ 1,389
Net receivable due from SBA	45	236
Unrealized gains on interest rate swap agreements	1,407	1,204
Prepaid insurance	1,633	1,514
Other	886	377
Total other assets	6,358	5,896
SBA Servicing Assets
Servicing Assets at Fair Value [Line Items]
Servicing assets	893	779
Mortgage Servicing Assets
Servicing Assets at Fair Value [Line Items]
Servicing assets	$ 907	$ 1,307